Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 1,285	$ 1,206	$ 1,296
Land use Right [Member]
Property, Plant and Equipment, Net [Line Items]
Carrying value	$ 2,631	$ 2,502